Related party disclosures - Disclosure of Compensation Costs of Key Management (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term employee benefits	SFr 3,159	SFr 2,423	SFr 2,408
Post-employment benefits	297	203	205
Share-based compensation	2,111	1,784	1,601
Key management personnel compensation costs	SFr 5,567	SFr 4,410	SFr 4,214